DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
Schedule of net operating revenues and income (loss) before income taxes
	Years Ended December 31,
	2011	2010	2009
Net operating revenues	$216	$240	$419
Income (loss) before income taxes	(41)	10	(9)